Summary of Significant Accounting Policies (Details 1) (Fair Value, Inputs, Level 3 [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Beginning balance	$ (20,103,425)	$ (5,090,988)
Change in fair value of derivative liabilities included in net loss for the six months ended June 30, 2014 and for the years ended December 31, 2013 and 2012, respectively	(7,954,970)	(12,877,675)	(3,688,353)
Additions - warrant instruments	(4,333,163)	(373,699)	(119,029)
Transfer of - warrant instruments to additional paid in capital	6,804,625
Additions - conversion feature of Series A preferred stock		(1,761,063)	(1,283,606)
Ending balance	$ (25,586,933)	$ (20,103,425)	$ (5,090,988)